Land Use Rights, Net - Additional Information (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Land [Member]
Schedule Of Land Use Rights Finite Lived [Line Items]
Amortization of land use rights	¥ 5,323	¥ 5,323	¥ 4,058